S000037466 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	9.24%	11.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.73%	9.70%	11.47%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	10.82%	12.59%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.82%	8.73%	10.38%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	8.24%	9.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent
Class M
Prospectus [Line Items]
Average Annual Return, Percent	15.01%	10.94%	12.69%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	15.10%	10.98%	12.70%